Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 28, 2014		Sep. 28, 2014		Jun. 29, 2014		Mar. 30, 2014		Dec. 29, 2013		Sep. 29, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Reconciliation of basic net earnings per share to diluted net earnings per share
Basic net earnings per share attributable to parent	$ 0.90	[1]	$ 1.69	[2]	$ 1.53	[3]	$ 1.67	[4]	$ 1.25	[5]	$ 1.06	[6]	$ 1.36	[7]	$ 1.25	[8]	$ 5.80	$ 4.92	$ 3.94
Average shares outstanding - basic																	2,815.2	2,809.2	2,753.3
Potential shares exercisable under stock option plans																	142.6	148.5	164.6
Less: shares which could be repurchased under treasury stock method																	(96.5)	(103.3)	(128.2)
Convertible debt shares																	2.6	3.0	3.6
Accelerated share repurchase program																	0	19.6	19.3
Average shares outstanding - diluted																	2,863.9	2,877.0	2,812.6
Diluted net earnings per share attributable to parent	$ 0.89	[1]	$ 1.66	[2]	$ 1.51	[3]	$ 1.64	[4]	$ 1.23	[5]	$ 1.04	[6]	$ 1.33	[7]	$ 1.22	[8]	$ 5.70	$ 4.81	$ 3.86

[1]	The fourth quarter of 2014 includes litigation expense, primarily related to product liability and patent litigation of $652 million after-tax ($692 million before-tax), Synthes integration costs of $237 million after-tax ($325 million before-tax) and $115 million after-tax ($156 million before-tax) from impairment of in-process research and development.
[2]	The third quarter of 2014 includes an additional year of the Branded Prescription Drug Fee of $220 million after and before tax, litigation expense of $231 million after-tax ($285 million before-tax), Synthes integration costs of $130 million after-tax ($167 million before-tax) and $111 million after-tax ($126 million before-tax) for costs associated with the DePuy ASRTM Hip program. Additionally, the fiscal third quarter of 2014 includes a net gain of $1.1 billion after-tax ($1.9 billion before-tax) for the divestiture of the Ortho-Clinical Diagnostics business.
[3]	The second quarter of 2014 includes litigation expense of $342 million after-tax ($276 million before-tax) and Synthes integration costs of $104 million after-tax ($144 million before-tax).
[4]	The first quarter of 2014 includes Synthes integration costs of $84 million after-tax ($118 million before-tax) and a $398 million tax benefit associated with Conor Medsystems.
[5]	The fourth quarter of 2013 includes net litigation expense of $227 million after-tax ($506 million before-tax), Synthes integration/transaction costs $110 million after-tax ($181 million before-tax), $294 million after-tax ($338 million before-tax) from impairment of in-process research and development and $118 million after-tax ($134 million before-tax) for costs associated with the DePuy ASR™ Hip program and a $707 million tax benefit associated with Scios Inc.
[6]	The third quarter of 2013 includes net litigation expense of $720 million after-tax ($872 million before-tax), Synthes integration/transaction costs of $103 million after-tax ($122 million before-tax) and $126 million after-tax ($178 million before-tax) from impairment of in-process research and development.
[7]	The second quarter of 2013 includes net litigation expense of $308 million after-tax ($375 million before-tax) and Synthes integration/transaction costs of $87 million after-tax ($122 million before-tax).
[8]	The first quarter of 2013 includes Synthes integration/transaction costs of $183 million after-tax ($258 million before-tax) and net litigation expense of $391 million after-tax ($529 million before-tax).